Reconciliation of Carrying Amounts of Major Classes of Assets and Liabilities Classified as Held for Sale in Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Accounts receivable, net	$ 655	$ 0
Assets held for sale	2,697	11,445
Total assets held for sale	3,352	11,445
Non-current assets:
Property, plant and equipment, net	34,461	2,783
Construction in progress	75,869	110,913
Land use rights, net	6,820	7,474
Other non-current assets	35,754	39,680
Total other assets held for sale	152,904	160,850
TOTAL ASSETS CLASSIFIED AS HELD FOR SALE	156,256	172,295
Current liabilities:
Accrued expenses and other current liabilities	27,644	14,656
Total liabilities held for sale	27,644	14,656
TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$ 27,644	$ 14,656